RELATED PARTY TRANSACTIONS AND BALANCES - Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related Party [Abstract]
Revenue from strategic capital services	$ 54,458	$ 160,088
Income from equity-accounted investments in multi-family rental properties	5,297	1,550
Income from equity-accounted investments in Canadian residential developments	4,348	11,198
Income from investments in U.S. residential developments	30,773	16,897
Performance fees expense	(2,550)	(35,854)
Gain on sale of Bryson MPC Holdings LLC	0	5,060
Net income recognized from related parties	$ 92,326	$ 158,939